CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, Par value	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	42,309,285	41,181,529
Common stock, Outstanding	33,560,467	35,848,764
Cost of common stock in treasury, shares	8,748,818	5,332,765